PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 100.5%
Asset-Backed Securities 13.1%
Automobiles 0.3%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		642	$648,704
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		446	445,972
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,241,352
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E, 144A	11.366	12/15/32		17	17,243
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	987,471
					3,340,742
Collateralized Loan Obligations 11.2%
Battalion CLO Ltd. (Cayman Islands), Series 2020-18A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.268(c)	10/15/36		3,000	3,010,471
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.479(c)	04/15/36	EUR	5,900	6,706,126
BlueMountain CLO Ltd. (Cayman Islands), Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.106(c)	01/15/38		6,000	5,993,519
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.151(c)	03/15/32	EUR	8,250	9,376,553
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	9,683,104

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	01/20/38		5,750	5,730,739
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.029(c)	10/15/34	EUR	9,000	10,228,864
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.156(c)	10/20/29		460	460,268
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.979(c)	07/15/32	EUR	8,050	9,131,553

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.915%(c)	03/25/38		4,000	$3,990,527
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.519(c)	01/20/38		5,150	5,171,977
Nassau Euro CLO DAC (Ireland), Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.058(c)	04/25/39	EUR	5,500	6,227,570
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.218(c)	10/15/34		15,000	15,017,403
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.056(c)	10/15/37		5,500	5,529,305
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	8,941,027
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	10,035,124
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.236(c)	01/20/37	EUR	9,500	10,802,502
					126,036,632
Consumer Loans 0.8%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	909,169
Series 2024-X02, Class D, 144A	6.080	12/17/29		1,700	1,706,190

Affirm Master Trust, Series 2025-01A, Class D, 144A	5.620	02/15/33		2,500	2,497,680
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,013,209
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,675,640
					8,801,888

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other 0.6%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500%	07/20/55		420	$391,622
Series 2024-01GS, Class A, 144A	6.250	06/20/57		827	786,655

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,716,924
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		2,000	2,008,147
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		616	636,100
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		979	959,536
					6,498,984
Residential Mortgage-Backed Securities 0.2%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	11/25/60	EUR	81	88,713
Pret LLC, Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		1,953	1,941,021
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.554(c)	03/15/26	EUR	211	178,106
					2,207,840
Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		412	137,208

Total Asset-Backed Securities (cost $149,134,691)					147,023,294
Commercial Mortgage-Backed Securities 7.2%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.100(cc)	05/15/35		4,900	3,920,000
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		5,000	3,925,000
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		100	73,500

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.429%(c)	04/15/42	1,130	$1,129,294
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.879(c)	04/15/42	1,060	1,057,350
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56	11,949	1,115,433
Series 2023-05YR04, Class XD, IO, 144A	3.605(cc)	12/15/56	10,349	1,058,857
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	222,937
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	250	214,665
Series 2019-C04, Class XB, IO	1.109(cc)	08/15/52	43,170	1,780,551

Benchmark Mortgage Trust, Series 2024-V05, Class XD, IO, 144A	2.973(cc)	01/10/57	13,473	1,254,179
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.918(c)	07/15/41	1,700	1,694,688
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.018(c)	08/15/26	1,205	1,203,764

BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.579(c)	03/15/42	1,740	1,709,550
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	2.769(cc)	05/15/57	16,130	1,409,488
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39	2,240	2,262,252
BPR Trust, Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	3,800	3,984,282
BX Commercial Mortgage Trust,
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.821(c)	04/15/40	2,200	2,172,698
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	8.019(c)	04/15/40	1,100	1,091,075
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.329(c)	02/15/35	2,110	2,093,635
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.321(c)	03/15/30	1,880	1,842,400
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.600(c)	06/15/35	1,040	1,040,000
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	600	624,511

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2024-277P, Class X, IO, 144A	0.661%(cc)	08/10/44	1,900	$52,428

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	250	230,917
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.329(cc)	03/25/26	991	7,920
Series K066, Class X1, IO	0.730(cc)	06/25/27	6,885	81,038
Series K103, Class X1, IO	0.635(cc)	11/25/29	147,178	3,565,924
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	8.993(c)	10/15/36	3,090	3,024,892
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.977(c)	11/25/41	2,155	2,158,629
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40	1,895	1,940,595
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40	970	988,132
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.613(cc)	07/05/31	8,800	4,180,003
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	9,825	3,021,190

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.044(c)	04/15/38	2,188	2,186,633
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.868(c)	02/15/42	2,110	2,066,866
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.943(c)	03/15/36	772	738,933
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.193(c)	03/15/36	400	372,522

ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,895	1,979,448
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.479(c)	03/15/35	1,355	1,323,572
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.269(c)	11/15/41	2,790	2,791,744

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.943%(c)	05/15/31	11,200	$11,005,534
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.619(c)	10/15/41	700	703,020
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.268(c)	10/15/41	1,100	1,103,895

Total Commercial Mortgage-Backed Securities (cost $94,551,758)				80,403,944
Corporate Bonds 36.7%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	1,002,357
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	990,348
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,743,125
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	595	603,390
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,577	2,580,221

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30	1,865	1,976,061
				9,895,502
Agriculture 0.0%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	100	93,847
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,925	1,888,560
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,620,270
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	699,307
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	348	307,097

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	850	$840,433
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	379,847
				5,735,514
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	3.250	02/12/32	875	722,178
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	550	509,151
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,127,301
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,256,832
				3,615,462
Auto Parts & Equipment 0.6%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500	04/01/27	950	945,150
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	50,750
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	3,015	2,997,001
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	204,710
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,025	1,994,345
				6,191,956
Banks 6.9%
Banco de Credito del Peru SA (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,315	1,268,567
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	1,185	1,040,537
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,417,807
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,935	2,649,578

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.884%(ff)	10/22/30	2,450	$2,269,515
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	942,324
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	1,270	1,104,224
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	2,865	2,884,676
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	1,375	1,530,808

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,854,794
Capital One NA, Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,967,976
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	403,594
Citigroup, Inc.,
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	599,011
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,275,413

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(x)	12.000	10/01/28	150	161,099
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,371,676
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	259,325
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,029,446

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	629,684
JPMorgan Chase & Co., Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,572,844
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,465,265
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,699,126
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,453,987
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,995,620
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	745	645,162
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,252,771

Truist Financial Corp., Jr. Sub. Notes, Series N	6.669(ff)	09/01/25(oo)	710	707,877
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,501,479

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950%	10/17/22(d)	2,240	$112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,308,485
				77,374,670
Building Materials 0.3%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	150	108,109
Griffon Corp., Gtd. Notes	5.750	03/01/28	515	511,623
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	500	437,508
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	395	401,272
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	160	162,313

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,715	1,694,157
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	600	562,923
				3,877,905
Chemicals 1.0%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	575	495,745
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	212	192,496
Gtd. Notes, 144A	4.500	01/31/30	262	215,888
Gtd. Notes, 144A	8.500	01/12/31	4,215	4,036,284
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31	200	176,394
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,331	3,367,641

Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	6.800	05/13/30	1,560	1,568,892
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26	730	711,750
				10,765,090

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28		728	$722,997
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,825	2,672,811
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	649,325
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	401,100

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		440	387,214
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		1,000	967,729
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	211,426
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		960	965,943
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	641,675
Herc Holdings Escrow, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	06/15/30		285	293,651
Sr. Unsec’d. Notes, 144A	7.250	06/15/33		120	123,452

United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32		2,050	1,839,846
					9,877,169
Computers 0.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	528,313
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	346,370
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	716,296
					1,590,979
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		1,475	1,489,293

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services 2.5%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610%	05/03/27		1,250	$1,238,854
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A(x)	8.375	04/01/32		220	217,974
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/25(d)		6,293	5,601,043
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	337,743
Jerrold Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	2,075	2,804,586
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	150,086
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,587,299
Gtd. Notes, 144A	6.000	01/15/27		800	800,802
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,690,957
Gtd. Notes	4.000	09/15/30		750	675,102

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		1,800	1,711,208
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	804,008
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	3,250	4,324,151
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,197,507
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25		400	399,528
					28,540,848
Electric 3.6%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27		1,359	1,350,506
Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,706	1,694,841
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	657,357
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,702,887
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,138,997
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	3,965,590

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375%	09/15/29		295	$272,392
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,463,883
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,485	2,481,894
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	316,136
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,504	2,586,945

Light S/A (Brazil), Unsec’d. Notes	23.382(s)	08/31/27		326	48,859
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%	2.260	12/19/37		316	70,092
Sr. Sec’d. Notes	4.210	12/19/32		760	391,235

Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		864	837,115
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,708
Gtd. Notes, 144A	3.375	02/15/29		200	186,872
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,197,680
Gtd. Notes, 144A(a)	3.875	02/15/32		1,475	1,333,664
Gtd. Notes, 144A	5.250	06/15/29		1,275	1,259,876
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	247,147

Pacific Gas & Electric Co., Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,463,210
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	1,082,356
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,931,704
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	885,584
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,199,088
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	217,562
Gtd. Notes, 144A	5.000	07/31/27		405	403,988
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	3,047,060
					40,660,228

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375%	03/15/29	205	$209,311
Gtd. Notes, 144A	6.625	03/15/32	160	164,297
Gtd. Notes, 144A	7.250	06/15/28	975	986,923
				1,360,531
Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31	665	590,646
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	2,330	2,230,253
Sr. Sec’d. Notes, 144A	5.500	10/31/46	938	752,481
Sr. Sec’d. Notes, 144A	5.500	07/31/47	6,142	4,887,988

TopBuild Corp., Gtd. Notes, 144A(a)	4.125	02/15/32	875	794,822
				8,665,544
Entertainment 0.8%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29	2,375	2,217,859
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	2,175	2,175,549
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	325	327,438
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	350	331,528
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	3,125	3,083,717
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,375	815,211
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52	810	524,854
				9,476,156

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750%	01/15/31		210	$217,020
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	188,056
Gtd. Notes, 144A	4.625	01/15/27		1,775	1,757,581

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		900	788,470
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,480	1,844,522
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,591,230
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		150	137,187
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	424,534
Gtd. Notes, 144A	4.375	01/31/32		725	669,128

Pilgrim’s Pride Corp., Gtd. Notes	4.250	04/15/31		2,000	1,896,679
					12,297,387
Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A	7.950	01/26/32		1,615	1,664,863
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		295	288,252
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33		146	152,612
Sr. Sec’d. Notes, 144A	7.750	05/01/35		162	170,719
					611,583
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		975	919,431

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.8%
DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31	100	$88,553
Gtd. Notes, 144A	4.625	06/01/30	2,500	2,338,367
HCA, Inc.,
Gtd. Notes	5.875	02/15/26	200	200,379
Gtd. Notes	7.500	11/06/33	2,000	2,251,292
Gtd. Notes, MTN	7.750	07/15/36	1,500	1,721,681
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	325	312,139
Sr. Sec’d. Notes	4.375	01/15/30	875	836,165
Sr. Sec’d. Notes	4.625	06/15/28	825	808,791
				8,557,367
Holding Companies-Diversified 0.3%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,875	2,958,675
Home Builders 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	640,238
Sr. Unsec’d. Notes, 144A(a)	4.625	04/01/30	825	774,012
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	123,604
Gtd. Notes(a)	7.250	10/15/29	3,233	3,196,149
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,152,750
Gtd. Notes, 144A	6.250	09/15/27	275	270,187
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,068,000
KB Home,
Gtd. Notes	4.000	06/15/31	615	557,367
Gtd. Notes(a)	6.875	06/15/27	941	966,014

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	800	788,245
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,345,235
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,883,609

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875%	06/15/27		400	$403,360
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		530	516,732
					15,685,502
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29		1,475	1,301,121
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		145	136,498
Sr. Unsec’d. Notes	6.625	05/15/32		75	69,415
					205,913
Insurance 0.0%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	65,842
Internet 0.1%
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33		266	269,044
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000	11/15/27	EUR	318	358,859
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	565,181
					1,193,084
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	983,579
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		245	227,768
Gtd. Notes, 144A	7.375	05/01/33		160	137,367
Gtd. Notes, 144A	7.500	09/15/31		400	359,473

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250%	10/01/28	450	$459,337
				2,167,524
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	150	149,811
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	96,897
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	56	55,793
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	499,375
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	950	950,000
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	24,940

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	300	299,844
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,075	1,059,391
				3,136,051
Lodging 0.7%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,020	997,050
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	255	239,202
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30	920	912,971
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,115,720
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	1,500	1,467,174
Gtd. Notes	5.500	04/15/27	250	250,369

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26	1,400	1,393,000
				7,375,486

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30		125	$130,625
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		900	926,111
					1,056,736
Media 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375	06/01/29		1,350	1,330,467
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484	10/23/45		50	48,005
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	971,425
Gtd. Notes, 144A	4.125	12/01/30		200	137,435
Gtd. Notes, 144A	5.375	02/01/28		225	204,930
Gtd. Notes, 144A	5.500	04/15/27		400	378,906
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		475	219,482
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	2,042,496
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		225	147,452
Gtd. Notes	7.375	07/01/28		500	341,441
Gtd. Notes	7.750	07/01/26		4,570	3,930,947

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	541,369
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,875,440
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	625,448
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,600	3,190,142
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	650,447
					16,635,832
Mining 1.0%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		1,405	1,324,213

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750%	03/31/33	155	$155,000
First Quantum Minerals Ltd. (Zambia), Sec’d. Notes, 144A	9.375	03/01/29	210	220,500
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32	820	808,315
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	500	502,629
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,710	1,786,950
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	105	107,388
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	1,500	1,471,321
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	5,000	4,357,160
				10,733,476
Oil & Gas 2.2%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31	150	138,961
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	2,950	3,687
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	1,004	1,205,198
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	280	282,120
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	825	837,468

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	638	634,810
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	1,000	980,489
Gtd. Notes, 144A	8.375	07/01/28	200	201,482
Gtd. Notes, 144A	8.625	11/01/30	200	197,490
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	470	444,457
Gtd. Notes, 144A	9.250	02/15/28	310	320,103

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625%	11/02/31		620	$512,864
Sr. Unsec’d. Notes	6.875	04/29/30		1,000	980,000
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,208,145
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		575	542,624
Gtd. Notes	5.375	02/01/29		500	499,570
Gtd. Notes, 144A	5.875	02/01/29		425	426,536
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	645,278
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	623,995
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	692,203

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29		950	945,250
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		149	146,419
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030(c)	09/30/29		178	175,702
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.076(c)	09/30/29		149	146,418

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		650	662,628
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	730	957,993
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		144	135,936
Gtd. Notes	6.500	03/13/27		3,462	3,398,195
Gtd. Notes	6.500	01/23/29		100	95,379
Gtd. Notes	6.840	01/23/30		400	373,980
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,000	1,073,000
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,036	1,138,684
Gtd. Notes, MTN	8.750	06/02/29		130	131,585

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	2,000	2,344,704
Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27		235	229,125
					24,332,478

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750%	04/15/30	660	$674,533
Sr. Sec’d. Notes, 144A	6.750	04/15/32	250	252,759

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	100	101,062
				1,028,354
Pharmaceuticals 0.9%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,350	1,247,548
Gtd. Notes, 144A	6.125	08/01/28	300	296,748
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	650	507,000
Gtd. Notes, 144A	5.000	02/15/29	800	512,000
Gtd. Notes, 144A	5.250	01/30/30	1,175	675,625
Gtd. Notes, 144A	5.250	02/15/31	4,025	2,133,250
Gtd. Notes, 144A	6.250	02/15/29	75	49,875
Gtd. Notes, 144A	7.000	01/15/28	1,225	998,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	877,469
Sr. Sec’d. Notes, 144A	11.000	09/30/28	300	286,676

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	21,446
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,382,889
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	525	441,336
				10,430,237
Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	1,800	1,794,837
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,917,228
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	653,862
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,252

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.573(c)	08/16/77	200	198,122

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	25	$20,324
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	214,701
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,241,564
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,063,993

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	695	657,902
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	64,968
				9,831,753
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25(d)	2,085	140,737
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,757,801
Gtd. Notes, 144A	5.375	08/01/28	920	903,217

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,950	1,893,963
				6,695,718
Real Estate Investment Trusts (REITs) 0.6%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes(a)	4.050	07/01/30	1,590	1,523,781
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,650,444
Sr. Unsec’d. Notes	4.750	02/15/28	1,700	1,557,421

Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	505	453,696
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	500	327,505
Gtd. Notes	5.000	10/15/27	450	393,248
Sr. Sec’d. Notes, 144A	8.500	02/15/32	50	51,280

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	500	507,270

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250%	12/01/26		345	$341,170
Gtd. Notes, 144A	4.500	09/01/26		75	74,561
Gtd. Notes, 144A	4.625	12/01/29		285	276,559
					7,156,935
Retail 1.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,241,595
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,847,564
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		258	265,030
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		800	843,251

CD&R Firefly Bidco PLC (United Kingdom), Sr. Sec’d. Notes	8.625	04/30/29	GBP	4,175	5,807,048
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,855	2,439,169
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		900	816,594
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	46,885
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	755,484
Gtd. Notes, 144A(a)	3.875	10/01/31		750	662,925

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		550	518,276
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		250	254,044
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,850	1,846,977
					17,344,842

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes	3.150%	05/01/27		675	$656,761
Gtd. Notes	3.400	05/01/30		875	815,452
					1,472,213
Software 0.0%
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		205	204,751
Telecommunications 2.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.800	12/01/57		781	534,804
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		127	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		84	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		3,605	3,614,384
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		1,655	1,603,091
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,650	2,606,407
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		175	154,505
Sec’d. Notes, 144A	4.875	06/15/29		75	68,385
Sr. Sec’d. Notes, 144A	10.500	04/15/29		175	197,248
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30		545	596,234
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,846	3,234,375

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,508,625
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	640,800
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,593,999
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	1,842	297,850

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
TalkTalk Telecom Group Ltd. (United Kingdom), (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250%	09/01/27	GBP	1,950	$1,457,122

Total Play Telecomunicaciones SA de CV (Mexico), Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,900	1,775,235
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes, EMTN	3.375	11/25/27		2,950	2,702,016
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	550	689,392
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	145,752
					25,420,237
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		80	79,694
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		1,280	1,204,842
					1,284,536

Total Corporate Bonds (cost $438,985,885)					411,786,287
Floating Rate and Other Loans 1.2%
Auto Parts & Equipment 0.0%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32		250	249,062
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.173(c)	11/17/28		389	375,051
					624,113
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.077(c)	08/12/28		256	255,428

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 0.1%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329%(c)	03/01/29		1,703	$1,632,199
Insurance 0.1%
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	8.677(c)	08/21/28		691	688,707
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		250	224,574
Leisure Time 0.1%
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32	EUR	1,025	1,138,297
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28		819	803,961
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		180	177,750
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30		1,856	1,833,047
					2,010,797
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc.,
Term B-5 Loan, 1 Month SOFR + 3.750%^	8.077(c)	12/10/28		568	564,024
Term Loan, 1 Month SOFR + 2.364%^	6.691(c)	04/23/26		62	62,128
					626,152
Telecommunications 0.5%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27		1,678	1,666,559

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.577%(c)	03/27/32		825	$829,331
Zegona Holdco Ltd. (United Kingdom), Facility B Loan, 1 Month EURIBOR + 3.000%	5.511(c)	07/17/29	EUR	2,500	2,841,464
					5,337,354

Total Floating Rate and Other Loans (cost $12,980,911)					13,341,582
Municipal Bond 0.1%
Illinois
State of Illinois, General Obligation Unlimited, Taxable (cost $1,199,389)	5.100	06/01/33		1,139	1,130,462
Residential Mortgage-Backed Securities 4.1%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.314(c)	07/01/26		719	719,707
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.722(c)	09/25/31		30	29,640
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.522(c)	08/25/34		1,750	1,769,817
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.422(c)	10/25/41		1,220	1,248,219
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.572(c)	03/25/42		1,000	1,081,443
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.422(c)	03/25/42		1,000	1,031,434

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.121%(c)	06/25/42		500	$550,252
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.922(c)	07/25/42		500	538,704
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.922(c)	07/25/42		635	662,387

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35		2,326	256,072
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48		1,500	1,254,591
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.322(c)	12/25/50		3,240	3,465,780
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.122(c)	11/25/41		310	312,422
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.672(c)	05/25/42		700	727,528
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,748	2,423,414
Series 2019-137, Class IO, IO	3.000	11/20/49		3,716	630,188
Series 2019-159, Class IJ, IO	3.500	12/20/49		635	105,736

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		3,100	3,103,639
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	7.070(c)	08/04/25		2,373	2,373,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	05/26/66	EUR	1,200	1,316,113
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.189(c)	01/25/48		67	65,625

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.222%(c)	04/25/34		3,224	$3,255,076
PMT Credit Risk Transfer Trust, Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.414(c)	09/27/28		3,865	3,850,428
PRET LLC, Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		4,000	3,998,794
PRPM LLC,
Series 2024-05, Class A1, 144A	5.689(cc)	09/25/29		1,853	1,849,394
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		1,200	1,197,551

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.022(c)	11/25/31		2,094	2,127,458
RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		2,400	2,397,038
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Towd Point Mortgage Trust, Series 2025-CES01, Class M2B, 144A^	6.872(cc)	02/25/55		2,200	2,199,976
VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		1,470	1,463,713

Total Residential Mortgage-Backed Securities (cost $46,068,677)					46,005,140
Sovereign Bonds 3.4%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		2,840	2,837,337
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		909	900,110
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	04/25/30		1,782	1,835,282
Sr. Unsec’d. Notes	7.500	02/02/34		1,410	1,398,720
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	4.500	01/30/30		195	183,300
Sr. Unsec’d. Notes	5.500	02/22/29		663	654,050
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,612,928

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.950%	01/25/27		1,740	$1,749,570
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800	1,791,000

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		2,800	2,751,868
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,172	1,171,470
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,678	1,803,471
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,316	3,490,296
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,797,468
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		3,850	3,628,837

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		1,907	1,954,442
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	422,402
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	3,107	3,492,565
Sr. Unsec’d. Notes	6.250	05/26/28		1,119	1,146,975
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,217,482
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	913,810
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	435,625

Total Sovereign Bonds (cost $38,337,149)					38,189,008
U.S. Government Agency Obligations 24.0%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		1,337	1,048,535
Federal Home Loan Mortgage Corp.	2.000	01/01/51		523	409,988
Federal Home Loan Mortgage Corp.	2.000	04/01/51		2,829	2,211,130
Federal Home Loan Mortgage Corp.	2.500	08/01/50		5,513	4,541,903
Federal Home Loan Mortgage Corp.	2.500	08/01/50		9,102	7,501,365
Federal Home Loan Mortgage Corp.	2.500	09/01/50		11,417	9,408,988
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50		11,885	9,902,086
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,744	1,429,831
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,386	1,136,294
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,903	1,560,264
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,517	2,065,993
Federal Home Loan Mortgage Corp.	2.500	11/01/51		7,853	6,418,792
Federal Home Loan Mortgage Corp.	3.000	11/01/51		352	301,503
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,505	2,988,014
Federal Home Loan Mortgage Corp.	3.000	04/01/52		2,113	1,800,790

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	03/01/52	358	$319,259
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,404	1,245,617
Federal Home Loan Mortgage Corp.	3.500	05/01/52	7,768	6,900,191
Federal Home Loan Mortgage Corp.	4.000	05/01/52	990	909,259
Federal Home Loan Mortgage Corp.	4.000	06/01/52	1,937	1,778,331
Federal Home Loan Mortgage Corp.	4.500	06/01/52	2,191	2,070,554
Federal Home Loan Mortgage Corp.	4.500	09/01/52	1,601	1,513,070
Federal Home Loan Mortgage Corp.	5.000	12/01/43	1,457	1,458,071
Federal Home Loan Mortgage Corp.	5.000	08/01/50	2,056	2,022,797
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,749	1,737,200
Federal National Mortgage Assoc.	1.500	12/01/50	2,786	2,055,878
Federal National Mortgage Assoc.	1.500	01/01/51	2,471	1,824,604
Federal National Mortgage Assoc.	1.500	03/01/51	2,686	1,981,314
Federal National Mortgage Assoc.	1.500	07/01/51	3,384	2,495,872
Federal National Mortgage Assoc.	2.000	TBA(tt)	2,500	1,942,054
Federal National Mortgage Assoc.	2.000	TBA	13,000	10,104,266
Federal National Mortgage Assoc.	2.000	01/01/51	3,934	3,084,830
Federal National Mortgage Assoc.	2.000	11/01/51	2,765	2,155,187
Federal National Mortgage Assoc.	2.500	TBA	3,000	2,443,790
Federal National Mortgage Assoc.	2.500	06/01/50	2,622	2,164,930
Federal National Mortgage Assoc.	2.500	02/01/51	1,684	1,388,338
Federal National Mortgage Assoc.	2.500	03/01/51	2,734	2,242,618
Federal National Mortgage Assoc.	2.500	07/01/51	1,583	1,297,209
Federal National Mortgage Assoc.	2.500	08/01/51	10,924	8,973,928
Federal National Mortgage Assoc.	3.000	10/01/51	955	816,429
Federal National Mortgage Assoc.	3.000	11/01/51	908	776,596
Federal National Mortgage Assoc.	3.000	12/01/51	10,013	8,575,598
Federal National Mortgage Assoc.	3.000	02/01/52	3,816	3,253,352
Federal National Mortgage Assoc.	3.000	02/01/52	5,135	4,409,401
Federal National Mortgage Assoc.	3.000	04/01/52	12,989	11,070,632
Federal National Mortgage Assoc.	3.500	07/01/47	2,115	1,955,869
Federal National Mortgage Assoc.	3.500	07/01/51	953	851,160
Federal National Mortgage Assoc.	3.500	04/01/52	4,333	3,848,457
Federal National Mortgage Assoc.	3.500	05/01/52	5,526	4,908,805
Federal National Mortgage Assoc.	3.500	06/01/52	1,140	1,017,146
Federal National Mortgage Assoc.	4.000	05/01/52	12,933	11,875,548
Federal National Mortgage Assoc.	4.000	06/01/52	6,624	6,082,629
Federal National Mortgage Assoc.	4.500	12/01/50	3,317	3,232,512
Federal National Mortgage Assoc.	4.500	06/01/52	956	903,515
Federal National Mortgage Assoc.	5.000	TBA	9,500	9,194,634
Federal National Mortgage Assoc.	5.000	11/01/44	529	526,557
Federal National Mortgage Assoc.	5.000	08/01/50	1,857	1,828,267

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	10/01/50	1,709	$1,682,215
Federal National Mortgage Assoc.	5.000	07/01/52	544	528,803
Federal National Mortgage Assoc.	5.000	08/01/52	1,076	1,045,062
Federal National Mortgage Assoc.	5.000	09/01/52	1,896	1,842,065
Federal National Mortgage Assoc.	5.500	TBA	4,000	3,956,052
Federal National Mortgage Assoc.	5.500	TBA	14,000	13,858,761
Federal National Mortgage Assoc.	5.500	11/01/52	4,745	4,725,156
Federal National Mortgage Assoc.	6.000	TBA	500	504,256
Federal National Mortgage Assoc.	6.000	11/01/52	1,237	1,252,800
Federal National Mortgage Assoc.	6.000	12/01/52	2,469	2,504,925
Federal National Mortgage Assoc.	6.500	01/01/53	906	932,116
Government National Mortgage Assoc.	2.000	10/20/50	5,169	4,153,820
Government National Mortgage Assoc.	2.000	12/20/50	685	550,804
Government National Mortgage Assoc.	2.000	01/20/51	1,880	1,510,414
Government National Mortgage Assoc.	2.500	08/20/50	923	774,527
Government National Mortgage Assoc.	2.500	09/20/50	1,611	1,351,650
Government National Mortgage Assoc.	2.500	03/20/51	2,361	1,979,215
Government National Mortgage Assoc.	2.500	08/20/51	1,668	1,398,203
Government National Mortgage Assoc.	2.500	09/20/51	2,339	1,960,092
Government National Mortgage Assoc.	3.000	09/20/51	5,132	4,474,156
Government National Mortgage Assoc.	3.500	11/20/47	695	626,954
Government National Mortgage Assoc.	3.500	11/20/48	830	746,965
Government National Mortgage Assoc.	3.500	12/20/51	5,144	4,598,901
Government National Mortgage Assoc.	3.500	01/20/52	3,200	2,857,911
Government National Mortgage Assoc.	3.500	03/20/52	247	220,469
Government National Mortgage Assoc.	3.500	04/20/52	1,540	1,373,845
Government National Mortgage Assoc.	4.000	06/20/51	638	589,875
Government National Mortgage Assoc.	4.000	01/20/52	663	611,050
Government National Mortgage Assoc.	4.000	04/20/52	1,511	1,389,277
Government National Mortgage Assoc.	4.000	08/20/52	2,498	2,297,998
Government National Mortgage Assoc.	4.500	08/20/52	7,088	6,729,722
Government National Mortgage Assoc.	6.000	09/20/52	249	253,757
Government National Mortgage Assoc.	6.000	10/20/52	734	747,290
Government National Mortgage Assoc.	6.000	02/20/53	767	780,480
Government National Mortgage Assoc.	6.000	06/20/53	988	1,003,602
Government National Mortgage Assoc.	6.500	07/20/54	1,202	1,228,684

Total U.S. Government Agency Obligations (cost $275,253,662)				269,003,622
U.S. Treasury Obligations 9.6%
U.S. Treasury Bonds(h)	2.375	11/15/49	9,600	6,024,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds(h)	3.125%	02/15/43	4,825	$3,800,441
U.S. Treasury Bonds(k)	3.375	11/15/48	3,825	2,957,801
U.S. Treasury Bonds	4.500	11/15/54	2,895	2,703,206
U.S. Treasury Bonds(h)	4.750	11/15/43	2,970	2,912,456
U.S. Treasury Notes(k)	1.250	11/30/26	32,620	31,325,394
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	33,567,422
U.S. Treasury Notes	4.125	10/31/31	1,225	1,225,096
U.S. Treasury Notes	4.500	12/31/31	7,385	7,538,470
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	126,507
U.S. Treasury Strips Coupon(k)	1.912(s)	08/15/40	13,050	6,063,164
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	785	350,627
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	57,208
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	830	416,512
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	5,160	2,077,034
U.S. Treasury Strips Coupon(k)	2.341(s)	02/15/40	5,135	2,466,019
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	580	265,884
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	570,414
U.S. Treasury Strips Coupon	4.407(s)	11/15/41	3,285	1,423,312
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	130,743
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	50,597
U.S. Treasury Strips Coupon	4.685(s)	08/15/46	230	77,073
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	69,452
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	31,987
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	141,054
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	155	53,808
U.S. Treasury Strips Coupon	5.038(s)	11/15/43	2,245	866,499
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	429,291

Total U.S. Treasury Obligations (cost $119,706,271)				107,721,471

	Shares
Affiliated Exchange-Traded Fund 0.2%
PGIM Floating Rate Income ETF (cost $2,540,059)(wa)		50,000	2,496,500
Common Stocks 0.5%
Chemicals 0.1%
TPC Group, Inc.*^	70,274	1,405,480

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	677	$20,310
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	4,838	628,472
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	795	18,054
Codere Group Topco SA (Spain) (Class A2 Stock)*^	1,119	25,411
		43,465
Interactive Media & Services 0.0%
Diamond Sports Group LLC*	37,739	536,196
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	10,284	1,194,281
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*	116,510	815,570
Intelsat Emergence SA (Luxembourg)*	34,637	1,434,197
		2,249,767

Total Common Stocks (cost $1,934,006)		6,077,971
Preferred Stocks 0.4%
Electronic Equipment, Instruments & Components 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	3,925	3,925,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	7,553	87,986

Total Preferred Stocks (cost $3,833,780)		4,012,986

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Units	Value
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	15	$137
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26	70,583	18,542

Total Warrants (cost $582)		18,679

Total Long-Term Investments (cost $1,184,526,820)		1,127,210,946

	Shares
Short-Term Investments 1.3%
Affiliated Mutual Funds 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wa)	3,399,729	3,399,729
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $11,041,910; includes $10,971,079 of cash collateral for securities on loan)(b)(wa)	11,049,951	11,041,111

Total Affiliated Mutual Funds (cost $14,441,639)		14,440,840
Options Purchased*~ 0.0%
(cost $318,064)		75,013

Total Short-Term Investments (cost $14,759,703)		14,515,853

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.8% (cost $1,199,286,523)		1,141,726,799
Options Written*~ (0.1)%
(premiums received $1,398,905)		(1,202,559)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7% (cost $1,197,887,618)		1,140,524,240
Liabilities in excess of other assets(z) (1.7)%		(19,061,646)

Net Assets 100.0%		$1,121,462,594

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BMO—BMO Capital Markets
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CBOE—Chicago Board Options Exchange
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,089,554 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,754,823; cash collateral of $10,971,079 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,500,000 is 0.2% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	$88,505	$73,500	0.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18-08/26/20	4,424,349	3,925,000	0.4
20 Times Square Trust, Series 2018-20TS, Class F, 144A, 3.100%(cc), 05/15/35	08/26/20	4,480,438	3,920,000	0.3
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	03/29/21	3,925,000	3,925,000	0.3
Ferrellgas Partners LP (Class B Stock)*	07/29/20	401,898	628,472	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	147,000	161,099	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	220,000	217,974	0.0
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	81,798	20,310	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	6,293,306	5,601,043	0.5
Total		$20,062,294	$18,472,398	1.6%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at May 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $73,209)^	74	$73,209	$—	$—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Unfunded loan commitment outstanding at May 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $270,000)^	270	$271,350	$1,350	$—
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	$(7,000)	$(6,411,115)
Federal National Mortgage Assoc.	4.500%	TBA	07/14/25	(1,000)	(942,701)
Government National Mortgage Assoc.	4.000%	TBA	06/23/25	(500)	(457,795)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,784,863)					$(7,811,611)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		62		155	$388
(cost $873)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	MSI	06/26/25	450.00		—	EUR	1,484	$37
Currency Option EUR vs MXN	Call	CITI	06/25/25	26.00		—	EUR	1,531	122
Currency Option EUR vs PLN	Call	CITI	06/19/25	4.75		—	EUR	1,696	69
Currency Option EUR vs TRY	Call	JPM	06/12/25	90.00		—	EUR	1,537	171
Currency Option EUR vs TRY	Call	JPM	06/12/25	90.00		—	EUR	1,537	171
Currency Option USD vs BRL	Call	MSI	06/05/25	7.00		—		1,687	—
Currency Option USD vs BRL	Call	MSI	06/25/25	7.00		—		1,684	90
Currency Option USD vs CLP	Call	MSI	06/30/25	1,150.00		—		1,691	35
Currency Option USD vs COP	Call	HSBC	06/05/25	5,200.00		—		3,387	—
Currency Option USD vs COP	Call	JPM	06/05/25	5,200.00		—		844	—
Currency Option USD vs COP	Call	MSI	06/12/25	5,000.00		—		1,689	5
Currency Option USD vs JPY	Call	GSI	06/30/25	165.00		—		1,691	4
Currency Option USD vs KRW	Call	MSI	06/04/25	1,400.00		—		3,387	3,740
Currency Option USD vs KRW	Call	CITI	06/04/25	1,600.00		—		3,387	—
Currency Option USD vs KRW	Call	MSI	06/19/25	1,600.00		—		3,398	12

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	MSI	06/25/25	1,600.00		—		1,688	$10
Currency Option USD vs MXN	Call	MSI	06/12/25	22.00		—		1,689	44
Currency Option USD vs TRY	Call	JPM	06/20/25	80.00		—		842	717
Currency Option USD vs TRY	Call	JPM	06/27/25	70.00		—		1,691	1,701
Currency Option USD vs TWD	Call	MSI	06/05/25	35.00		—		3,387	—
Currency Option USD vs TWD	Call	JPM	06/10/25	36.00		—		3,392	—
Currency Option USD vs TWD	Call	JPM	06/20/25	32.00		—		2,545	43
Currency Option EUR vs USD	Put	MSI	06/18/25	1.00		—	EUR	8,304	4
Currency Option EUR vs USD	Put	CITI	06/20/25	1.05		—	EUR	1,502	21
Currency Option EUR vs USD	Put	MSI	06/30/25	1.02		—	EUR	1,490	7
Currency Option USD vs BRL	Put	CITI	06/05/25	5.00		—		1,693	—
Currency Option USD vs BRL	Put	CITI	06/05/25	5.00		—		1,693	—
Currency Option USD vs BRL	Put	HSBC	06/12/25	5.00		—		1,689	1
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90		—		5,080	83
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		10,278	111
Currency Option USD vs COP	Put	MSI	06/12/25	3,700.00		—		1,015	1
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		10,022	2,129
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,825	600
Currency Option USD vs MXN	Put	MSI	06/19/25	18.00		—		845	11
Currency Option USD vs ZAR	Put	JPM	06/26/25	16.00		—		1,692	17
Total OTC Traded (cost $22,818)									$9,956

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.350%	5,690	$2,717
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/ 4.350%	3,415	—
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.350%	3,415	5,371
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.350%	1,685	4

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.350%	1,685	$13,519
CDX.NA.IG.44.V1, 06/20/30	Put	MSI	07/16/25	0.73%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	94,000	43,058
Total OTC Swaptions (cost $294,373)								$64,669
Total Options Purchased (cost $318,064)								$75,013
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		62		155	$(35,263)
3 Month SOFR	Put	12/12/25	$96.25		62		155	(43,788)
Total Exchange Traded (premiums received $97,695)								$(79,051)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs HUF	Call	MSI	06/26/25	404.00	—	EUR	1,484	$(12,460)
Currency Option EUR vs MXN	Call	CITI	06/25/25	22.50	—	EUR	1,531	(9,314)
Currency Option EUR vs PLN	Call	CITI	06/19/25	4.25	—	EUR	1,696	(15,145)
Currency Option EUR vs TRY	Call	JPM	06/12/25	46.00	—	EUR	1,537	(12,055)
Currency Option EUR vs TRY	Call	JPM	06/12/25	46.00	—	EUR	1,537	(12,055)
Currency Option USD vs BRL	Call	MSI	06/05/25	5.80	—		1,687	(3,756)
Currency Option USD vs BRL	Call	MSI	06/25/25	5.65	—		1,684	(38,443)
Currency Option USD vs CLP	Call	MSI	06/30/25	950.00	—		1,691	(21,912)
Currency Option USD vs COP	Call	HSBC	06/05/25	4,350.00	—		3,387	(663)
Currency Option USD vs COP	Call	JPM	06/05/25	4,350.00	—		844	(165)
Currency Option USD vs COP	Call	MSI	06/12/25	4,200.00	—		1,689	(11,403)
Currency Option USD vs JPY	Call	GSI	06/30/25	146.00	—		1,691	(9,588)
Currency Option USD vs KRW	Call	CITI	06/04/25	1,400.00	—		3,387	(3,740)
Currency Option USD vs KRW	Call	MSI	06/19/25	1,400.00	—		3,398	(17,253)
Currency Option USD vs KRW	Call	MSI	06/25/25	1,400.00	—		1,688	(10,385)
Currency Option USD vs MXN	Call	MSI	06/12/25	19.90	—		1,689	(2,838)
Currency Option USD vs TRY	Call	JPM	06/20/25	41.00	—		842	(5,978)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	JPM	06/27/25	41.00	—		1,691	$(16,719)
Currency Option USD vs TWD	Call	MSI	06/05/25	30.75	—		3,387	(54)
Currency Option USD vs TWD	Call	JPM	06/10/25	30.20	—		3,392	(6,458)
Currency Option USD vs TWD	Call	JPM	06/20/25	30.10	—		2,545	(10,568)
Currency Option EUR vs USD	Put	MSI	06/18/25	1.12	—	EUR	8,304	(20,346)
Currency Option EUR vs USD	Put	CITI	06/20/25	1.13	—	EUR	1,502	(6,138)
Currency Option EUR vs USD	Put	MSI	06/30/25	1.13	—	EUR	1,490	(7,667)
Currency Option USD vs BRL	Put	CITI	06/05/25	5.65	—		1,693	(3,415)
Currency Option USD vs BRL	Put	CITI	06/05/25	5.65	—		1,693	(3,415)
Currency Option USD vs BRL	Put	HSBC	06/12/25	5.65	—		1,689	(6,989)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		5,080	(239,814)
Currency Option USD vs COP	Put	MSI	06/12/25	4,200.00	—		1,015	(16,116)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		6,427	(116,088)
Currency Option USD vs MXN	Put	MSI	06/19/25	19.75	—		845	(17,322)
Currency Option USD vs ZAR	Put	JPM	06/26/25	18.00	—		1,692	(20,574)
Total OTC Traded (premiums received $882,990)								$(678,836)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.350%	3.05%(A)	5,690	$(4,633)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.350%	3.15%(A)	6,830	(2,195)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.350%	3.21%(A)	3,370	(10,629)
CDX.NA.IG.44.V1, 06/20/30	Call	MSI	07/16/25	0.65%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	94,000	(383,093)
CDX.NA.HY.44.V1, 06/20/30	Put	BARC	06/18/25	$96.00	5.00%(Q)	CDX.NA.HY.44. V1(Q)	5,310	(2,936)
CDX.NA.HY.44.V1, 06/20/30	Put	CITI	06/18/25	$98.00	5.00%(Q)	CDX.NA.HY.44. V1(Q)	5,660	(3,576)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44. V1(Q)	5,490	(7,541)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44. V1(Q)	27,970	(9,128)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	MSI	07/16/25	0.93%	1.00%(Q)	CDX.NA.IG.44. V1(Q)	94,000	$(20,941)
Total OTC Swaptions (premiums received $418,220)								$(444,672)
Total Options Written (premiums received $1,398,905)								$(1,202,559)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
230	3 Month CME SOFR	Jun. 2025	$55,001,625	$(23,421)
487	2 Year U.S. Treasury Notes	Sep. 2025	101,022,063	65,605
1,749	5 Year U.S. Treasury Notes	Sep. 2025	189,219,938	860,334
723	10 Year U.S. Treasury Notes	Sep. 2025	80,072,250	529,927
455	10 Year U.S. Ultra Treasury Notes	Sep. 2025	51,208,830	363,520
592	20 Year U.S. Treasury Bonds	Sep. 2025	66,766,500	392,357
55	30 Year UMBS TBA – 5.5% Coupon	Jul. 2025	5,435,117	22,706
				2,211,028
Short Positions:
116	5 Year Euro-Bobl	Jun. 2025	15,692,192	(30,303)
79	5 Year Euro-Bobl	Sep. 2025	10,596,326	(13,086)
23	10 Year Euro-Bund	Jun. 2025	3,426,595	30,010
21	10 Year Euro-Bund	Sep. 2025	3,124,100	(6,102)
471	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	54,665,438	(962,133)
264	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Sep. 2025	36,938,880	(256,711)
18	Euro Schatz Index	Jun. 2025	2,193,928	(5,841)
				(1,244,166)
				$966,862

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/03/25	GSI	BRL	54,499	$9,497,031	$9,519,164	$22,133	$—
Expiring 06/03/25	MSI	BRL	10,459	1,831,000	1,826,792	—	(4,208)
Expiring 07/02/25	GSI	BRL	65,389	11,477,644	11,347,500	—	(130,144)
British Pound,
Expiring 07/22/25	JPM	GBP	898	1,209,543	1,210,353	810	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	819,451	860,000	866,088	6,088	—
Expiring 06/18/25	CITI	CLP	319,638	334,000	337,829	3,829	—
Expiring 06/18/25	DB	CLP	728,116	780,000	769,555	—	(10,445)
Expiring 06/18/25	HSBC	CLP	740,855	783,000	783,019	19	—
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	6,210	852,000	863,220	11,220	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	10,481,839	2,520,521	2,517,051	—	(3,470)
Expiring 06/18/25	TD	COP	7,482,704	1,793,000	1,796,855	3,855	—
Euro,
Expiring 07/22/25	BARC	EUR	102	116,447	116,512	65	—
Expiring 07/22/25	BOA	EUR	740	846,000	843,559	—	(2,441)
Expiring 07/22/25	CITI	EUR	1,502	1,698,945	1,711,414	12,469	—
Expiring 07/22/25	CITI	EUR	763	871,000	869,493	—	(1,507)
Expiring 07/22/25	DB	EUR	749	854,000	852,949	—	(1,051)
Expiring 07/22/25	MSI	EUR	9,508	10,801,995	10,833,926	31,931	—
Expiring 07/22/25	MSI	EUR	1,502	1,703,963	1,711,413	7,450	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	236,283	655,076	662,447	7,371	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	985,677	11,257,038	11,509,882	252,844	—
Expiring 06/18/25	JPM	INR	604,125	6,865,407	7,054,444	189,037	—
Expiring 08/29/25	HSBC	INR	276,650	3,213,500	3,217,410	3,910	—
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	114,834,000	6,993,118	7,014,905	21,787	—
Expiring 06/18/25	HSBC	IDR	37,206,760	2,258,000	2,272,863	14,863	—
Expiring 06/18/25	JPM	IDR	28,383,820	1,684,000	1,733,892	49,892	—
Japanese Yen,
Expiring 07/22/25	BOA	JPY	84,158	582,000	588,399	6,399	—
Expiring 07/22/25	GSI	JPY	92,191	629,000	644,560	15,560	—
Expiring 07/22/25	HSBC	JPY	153,881	1,079,000	1,075,872	—	(3,128)
Expiring 07/22/25	SCB	JPY	317,231	2,244,852	2,217,952	—	(26,900)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	43,983	2,161,000	2,262,230	101,230	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/18/25	CITI	MXN	65,795	$3,192,912	$3,384,129	$191,217	$—
New Taiwanese Dollar,
Expiring 06/18/25	CITI	TWD	26,872	842,000	903,032	61,032	—
Expiring 06/18/25	HSBC	TWD	99,958	3,108,000	3,359,033	251,033	—
Expiring 06/18/25	HSBC	TWD	86,839	2,898,000	2,918,159	20,159	—
Expiring 06/18/25	HSBC	TWD	78,963	2,399,000	2,653,508	254,508	—
Expiring 06/18/25	SCB	TWD	87,276	2,656,000	2,932,864	276,864	—
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	8,157	2,210,000	2,253,128	43,128	—
Expiring 06/18/25	CITI	PEN	7,477	2,038,573	2,065,405	26,832	—
Expiring 06/18/25	DB	PEN	6,773	1,856,707	1,870,939	14,232	—
Expiring 06/18/25	SCB	PEN	5,539	1,512,000	1,529,938	17,938	—
Philippine Peso,
Expiring 06/18/25	MSI	PHP	373,380	6,514,747	6,687,557	172,810	—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	2,403	633,652	641,142	7,490	—
Singapore Dollar,
Expiring 06/18/25	DB	SGD	3,341	2,580,000	2,593,413	13,413	—
Expiring 06/18/25	JPM	SGD	2,875	2,208,000	2,231,732	23,732	—
South African Rand,
Expiring 06/18/25	CITI	ZAR	10,681	570,000	593,174	23,174	—
Expiring 06/18/25	HSBC	ZAR	64,792	3,520,178	3,598,164	77,986	—
South Korean Won,
Expiring 06/18/25	BOA	KRW	2,665,624	1,846,000	1,931,892	85,892	—
Expiring 06/18/25	CITI	KRW	1,190,260	842,000	862,632	20,632	—
Expiring 06/18/25	HSBC	KRW	2,834,322	2,062,000	2,054,154	—	(7,846)
Thai Baht,
Expiring 06/18/25	HSBC	THB	62,482	1,879,000	1,906,179	27,179	—
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	116,649	2,913,499	2,959,577	46,078	—
Expiring 06/30/25	BARC	TRY	148,376	3,671,210	3,663,903	—	(7,307)
Expiring 07/09/25	HSBC	TRY	121,045	2,970,623	2,958,402	—	(12,221)
				$143,376,181	$145,583,604	2,418,091	(210,668)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/03/25	GSI	BRL	64,957	$11,478,598	$11,345,957	$132,641	$—
British Pound,
Expiring 07/22/25	DB	GBP	24,299	32,149,026	32,746,625	—	(597,599)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	793,084	856,000	838,220	17,780	—
Expiring 06/18/25	CITI	CLP	880,237	945,668	930,333	15,335	—
Expiring 06/18/25	DB	CLP	798,724	857,000	844,181	12,819	—
Chinese Renminbi,
Expiring 06/18/25	BOA	CNH	16,975	2,353,000	2,359,458	—	(6,458)
Expiring 06/18/25	CITI	CNH	6,236	852,000	866,832	—	(14,832)
Expiring 06/18/25	JPM	CNH	124,561	17,264,535	17,313,187	—	(48,652)
Colombian Peso,
Expiring 06/18/25	BARC	COP	4,143,888	996,000	995,091	909	—
Expiring 06/18/25	CITI	COP	4,306,345	996,000	1,034,102	—	(38,102)
Expiring 06/18/25	CITI	COP	3,819,463	856,000	917,185	—	(61,185)
Expiring 06/18/25	CITI	COP	2,478,090	565,000	595,075	—	(30,075)
Expiring 06/18/25	DB	COP	3,628,704	856,000	871,377	—	(15,377)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	77,091	3,509,756	3,517,995	—	(8,239)
Expiring 07/22/25	MSI	CZK	39,958	1,781,000	1,823,441	—	(42,441)
Euro,
Expiring 07/22/25	GSI	EUR	671	751,000	764,371	—	(13,371)
Expiring 07/22/25	GSI	EUR	621	698,000	708,034	—	(10,034)
Expiring 07/22/25	HSBC	EUR	31,491	34,650,293	35,881,372	—	(1,231,079)
Expiring 07/22/25	HSBC	EUR	1,154	1,318,000	1,314,948	3,052	—
Expiring 07/22/25	JPM	EUR	3,360	3,789,000	3,829,024	—	(40,024)
Expiring 07/22/25	MSI	EUR	8,304	9,323,814	9,461,770	—	(137,956)
Expiring 07/22/25	SSB	EUR	32,894	37,667,305	37,479,983	187,322	—
Expiring 07/22/25	TD	EUR	31,966	36,531,979	36,422,520	109,459	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	200,565	2,318,000	2,342,022	—	(24,022)
Expiring 06/18/25	HSBC	INR	213,401	2,465,000	2,491,913	—	(26,913)
Expiring 06/18/25	MSI	INR	267,950	3,048,000	3,128,883	—	(80,883)
Expiring 06/18/25	MSI	INR	224,975	2,570,000	2,627,064	—	(57,064)
Japanese Yen,
Expiring 07/22/25	CITI	JPY	104,852	736,000	733,079	2,921	—
Expiring 07/22/25	DB	JPY	104,580	739,000	731,181	7,819	—
Mexican Peso,
Expiring 06/18/25	DB	MXN	41,835	2,003,000	2,151,745	—	(148,745)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	85,812	$2,619,000	$2,883,646	$—	$(264,646)
Expiring 06/18/25	HSBC	TWD	420,245	12,881,081	14,122,094	—	(1,241,013)
Expiring 06/18/25	HSBC	TWD	96,681	2,949,000	3,248,905	—	(299,905)
Expiring 06/18/25	MSI	TWD	86,569	2,655,000	2,909,098	—	(254,098)
New Zealand Dollar,
Expiring 07/22/25	MSI	NZD	744	442,755	445,328	—	(2,573)
Peruvian Nuevo Sol,
Expiring 06/18/25	DB	PEN	5,894	1,611,000	1,628,021	—	(17,021)
Expiring 06/18/25	SCB	PEN	8,049	2,183,000	2,223,202	—	(40,202)
Expiring 06/18/25	SCB	PEN	7,459	2,032,000	2,060,390	—	(28,390)
Philippine Peso,
Expiring 06/18/25	HSBC	PHP	61,563	1,102,000	1,102,651	—	(651)
Expiring 06/18/25	HSBC	PHP	61,541	1,102,000	1,102,257	—	(257)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	11,424	8,625,769	8,867,727	—	(241,958)
Expiring 06/18/25	BOA	SGD	3,499	2,632,000	2,715,677	—	(83,677)
South African Rand,
Expiring 06/18/25	CITI	ZAR	10,661	570,000	592,045	—	(22,045)
Expiring 06/18/25	HSBC	ZAR	10,660	570,000	591,992	—	(21,992)
South Korean Won,
Expiring 06/18/25	BNP	KRW	10,391,499	7,225,401	7,531,164	—	(305,763)
Expiring 06/18/25	BNY	KRW	10,391,499	7,221,484	7,531,163	—	(309,679)
Thai Baht,
Expiring 06/18/25	CITI	THB	88,609	2,615,000	2,703,276	—	(88,276)
Expiring 06/18/25	HSBC	THB	274,474	8,154,911	8,373,602	—	(218,691)
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	116,649	2,969,306	2,959,576	9,730	—
				$285,084,681	$290,658,782	499,787	(6,073,888)
						$2,917,878	$(6,284,556)
Cross currency exchange contract outstanding at May 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	557	JPY	89,282	$10,065	$—	MSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Cross currency exchange contract outstanding at May 31, 2025 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
07/22/25	Buy	EUR	1,696	PLN	7,251	$—	$(2,574)	CITI
07/22/25	Buy	JPY	89,739	EUR	557	—	(6,865)	CITI
07/22/25	Buy	JPY	179,650	EUR	1,113	—	(12,532)	MSI
07/22/25	Buy	PLN	7,186	EUR	1,662	23,680	—	BNP
						$33,745	$(21,971)
Credit default swap agreements outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	2,000	$349,526	$53	$349,473	GSI
Dominican Republic	06/20/30	1.000%(Q)	2,000	78,435	53	78,382	GSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	2,000	(63,695)	53	(63,748)	GSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	2,000	383,081	53	383,028	GSI
Federation of Malaysia	06/20/30	1.000%(Q)	3,000	(76,494)	80	(76,574)	GSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	9,000	228,033	241	227,792	GSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	2,000	97,757	53	97,704	GSI
Kingdom of Morocco	06/20/30	1.000%(Q)	2,000	22	53	(31)	GSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	5,000	(73,781)	134	(73,915)	GSI
People’s Republic of China	06/20/30	1.000%(Q)	9,000	(218,916)	241	(219,157)	GSI
Republic of Argentina	06/20/30	1.000%(Q)	2,000	521,052	53	520,999	GSI
Republic of Chile	06/20/30	1.000%(Q)	6,000	(124,550)	160	(124,710)	GSI
Republic of Colombia	06/20/30	1.000%(Q)	7,000	382,803	187	382,616	GSI
Republic of Indonesia	06/20/30	1.000%(Q)	8,000	(90,287)	214	(90,501)	GSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	2,000	266,124	53	266,071	GSI
Republic of Panama	06/20/30	1.000%(Q)	2,000	87,268	53	87,215	GSI
Republic of Peru	06/20/30	1.000%(Q)	3,000	(25,907)	80	(25,987)	GSI
Republic of Philippines	06/20/30	1.000%(Q)	3,000	(59,944)	80	(60,024)	GSI
Republic of South Africa	06/20/30	1.000%(Q)	9,000	398,162	241	397,921	GSI
Republic of Turkey	06/20/30	1.000%(Q)	9,000	829,202	241	828,961	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	06/20/30	1.000%(Q)	2,000	$4,863	$53	$4,810	GSI
United Mexican States	06/20/30	1.000%(Q)	9,000	61,814	241	61,573	GSI
				$2,954,568	$2,670	$2,951,898

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	100,000	1.725%	$(2,992,777)	$(31,547)	$(2,961,230)	GSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	5,170	*	$7,402	$(1,530)	$8,932	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	920	$(154,699)		$(118,131)		$(36,568)		GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	920	(148,765)		(130,411)		(18,354)		GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	920	(129,797)		(84,836)		(44,961)		GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	920	(109,757)		(94,849)		(14,908)		GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		920	$(156,204)		$(141,081)		$(15,123)		GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		920	(34,478)		(98,354)		63,876		GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		920	(160,922)		(135,336)		(25,586)		GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		920	(164,165)		(31,660)		(132,505)		GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		920	(135,392)		(122,931)		(12,461)		GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		920	(158,365)		(124,417)		(33,948)		GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		920	(158,966)		(131,921)		(27,045)		GSI
HUB International Ltd.	06/20/29	5.000%(Q)		920	(153,821)		(106,522)		(47,299)		GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		920	(164,522)		(138,009)		(26,513)		GSI
Medline Borrower LP	06/20/29	5.000%(Q)		920	(151,221)		(111,565)		(39,656)		GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		920	27,965		3,219		24,746		GSI
Organon & Co.	06/20/29	5.000%(Q)		920	(66,700)		(94,849)		28,149		GSI
PG&E Corp.	06/20/29	5.000%(Q)		920	(137,849)		(114,837)		(23,012)		GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		920	(143,425)		(119,234)		(24,191)		GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(43,327)		(28,070)		(15,257)		BARC
Safeway, Inc.	06/20/29	5.000%(Q)		920	(163,473)		(141,081)		(22,392)		GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		920	(157,744)		(131,921)		(25,823)		GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		920	(149,368)		(120,710)		(28,658)		GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	465	(188)		(15)		(173)		BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q)		920	(167,953)		(134,575)		(33,378)		GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		920	(157,663)		(131,165)		(26,498)		GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		920	(100,366)		(92,411)		(7,955)		GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		920	(120,688)		(128,530)		7,842		GSI
					$(3,361,853)		$(2,804,202)		$(557,651)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	1,300	0.255%	$8,022	$5,174	$2,848	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	335	*	(127)	—	(127)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	265	*	1,353	—	1,353	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	1,300	0.267%	7,934	5,245	2,689	GSI
General Motors Co.	06/20/26	5.000%(Q)	2,390	0.420%	138,091	98,076	40,015	GSI
Halliburton Co.	12/20/26	1.000%(Q)	2,770	0.352%	32,868	8,250	24,618	GSI
Hellenic Republic	06/20/25	1.000%(Q)	1,000	0.061%	2,570	470	2,100	BARC
Hellenic Republic	06/20/27	1.000%(Q)	280	0.215%	4,940	4,011	929	BARC
Hellenic Republic	12/20/27	1.000%(Q)	210	0.283%	4,118	3,393	725	BARC
Kingdom of Norway	12/20/25	—%(Q)	2,810	0.043%	(666)	(769)	103	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)	2,260	1.213%	(15,134)	(40,954)	25,820	BARC
Morgan Stanley	12/20/25	1.000%(Q)	1,300	0.257%	8,003	5,174	2,829	GSI
Pacific Life	08/20/35	2.500%(Q)	400	2.468%	3,022	(1)	3,023	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)	1,030	3.366%	680	(292)	972	MSI
Petroleos Mexicanos	12/24/25	3.750%(M)	1,085	3.283%	3,400	—	3,400	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	2,760	*	17,950	—	17,950	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	1,700	*	24,776	—	24,776	GSI
Republic of Argentina	09/20/25	5.000%(Q)	1,430	7.596%	3,176	(12,354)	15,530	BARC
Republic of Argentina	09/20/25	5.000%(Q)	1,168	7.596%	2,594	(8,222)	10,816	BARC
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.197%	39,720	9,337	30,383	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	990	1.564%	(3,757)	(5,134)	1,377	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	580	0.277%	$5,542	$4,396	$1,146	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.308%	47,382	22,645	24,737	GSI
					$336,457	$98,445	$238,012

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	6,000	$(130,974)	$(431,023)	$(300,049)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	106,271	0.560%	$2,036,201	$2,348,415	$312,214
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.211%	$(117,197)	$357,094	$474,291
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.211%	124,739	434,140	309,401
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.211%	(66,527)	367,705	434,232
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.211%	(18,372)	82,827	101,199
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.211%	(18,242)	77,940	96,182
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.211%	(3,698)	44,924	48,622
	21,390	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.350%	474	(47,221)	(47,695)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Interest rate swap agreements outstanding at May 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
62,470	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.350%	$—	$(142,284)	$(142,284)
37,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.350%	171,220	240,783	69,563
67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(398,648)	(398,648)
11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.350%	2,035	(122,598)	(124,633)
28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.350%	(13,744)	416,908	430,652
15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.350%	10,037	(384,101)	(394,138)
20,855	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.350%	—	(356,952)	(356,952)
11,048	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.350%	—	273,215	273,215
1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.350%	748,606	757,289	8,683
23,220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.350%	339,586	586,127	246,541
15,895	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.350%	—	649,662	649,662
21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.350%	(399,319)	(281,040)	118,279
				$759,598	$2,555,770	$1,796,172

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	JPM	06/20/25	(19,230)	$(309,388)	$—	$(309,388)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Total return swap agreements outstanding at May 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(3,943)	$117,542	$—	$117,542
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	BOA	08/21/25	17,370	(576,858)	—	(576,858)
					$(768,704)	$—	$(768,704)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).